Portfolio of Investments
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 20.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-4 Class E
12/14/2026	3.650%	5,150,000	5,157,468
Series 2020-4 Class F
08/13/2027	5.220%	3,620,000	3,628,831
Series 2021-2 Class F
01/13/2028	3.730%	4,000,000	3,847,504
Subordinated Series 2021-1 Class E
03/15/2027	2.290%	4,500,000	4,372,263
Subordinated Series 2021-1 Class F
11/15/2027	4.010%	900,000	881,847
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	6,000,000	5,837,570
ARES CLO(a),(b)
Series 2021-60A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/18/2034	6.385%	15,000,000	14,726,550
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class ER
3-month USD LIBOR + 6.700% Floor 6.700% 01/15/2035	6.881%	6,000,000	5,995,842
Ares XLIII CLO Ltd.(a),(b)
Series 2017-43A Class ER
3-month USD LIBOR + 6.860% Floor 6.860% 07/15/2034	6.984%	17,600,000	17,207,027
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	7.032%	25,975,000	25,356,639
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	3,375,000	3,294,262
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-4A Class E
3-month USD LIBOR + 7.950% Floor 7.950% 10/20/2033	8.204%	8,100,000	7,885,366
Barings CLO Ltd.(a),(b)
Series 2019-3A Class ER
3-month USD LIBOR + 6.700% Floor 6.700% 04/20/2031	6.954%	10,500,000	10,268,506
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broad River BSL Funding CLO Ltd.(a),(b)
Series 2020-1A Class ER
3-month USD LIBOR + 6.500% Floor 6.500% 07/20/2034	6.754%	9,000,000	8,681,049
Carlyle Global Market Strategies(a),(b)
Series 2021-5A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/20/2034	6.382%	14,125,000	13,840,240
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	1.941%	11,000,000	10,776,007
Series 2015-4A Class CR
3-month USD LIBOR + 3.700% 07/20/2032	3.954%	7,500,000	7,503,218
Series 2016-1A Class DR2
3-month USD LIBOR + 6.600% Floor 6.600% 04/20/2034	6.854%	5,000,000	4,783,400
Series 2016-3A Class ERR
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	7.132%	10,000,000	9,678,640
Carlyle US CLO Ltd.(a),(b)
Series 2020-2A Class DR
3-month USD LIBOR + 6.700% Floor 6.700% 01/25/2035	6.958%	11,375,000	11,097,677
Carvana Auto Receivables Trust(a)
Subordinated Series 2021-N1 Class E
01/10/2028	2.880%	11,180,000	10,922,872
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2018-P1 Class C
07/15/2025	5.210%	3,822,453	3,848,571
Subordinated Series 2018-P2 Class C
10/15/2025	5.210%	4,868,900	4,903,127
Subordinated Series 2018-P3 Class C
01/15/2026	5.540%	8,395,038	8,482,704
Consumer Loan Underlying Bond Credit Trust(a),(c),(d),(e)
Subordinated Series 2018-P1 Class CERT
07/15/2025	0.000%	850,000	9,350,000
Subordinated Series 2018-P2 Class CERT
10/15/2025	0.000%	850,000	8,670,000
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	1,314,239	1,318,354
Columbia Mortgage Opportunities Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-1 Class B
02/17/2026	6.170%	12,500,000	12,602,509
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class ER
3-month USD LIBOR + 6.500% Floor 6.500% 07/17/2034	6.741%	20,600,000	20,187,897
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.856%	1,250,000	1,241,435
ENVA LLC(a)
Series 2019-A Class C
06/22/2026	7.620%	6,407,316	6,460,142
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class F
06/15/2027	5.560%	3,000,000	3,059,240
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	12,500,000	12,020,112
Subordinated Series 2022-1A Class E
10/15/2029	5.020%	6,000,000	5,949,375
FREED ABS Trust(a)
Series 2019-1 Class C
06/18/2026	5.390%	6,808,707	6,834,346
Series 2020-3FP Class C
09/20/2027	6.960%	7,219,000	7,396,012
Subordinated Series 2018-2 Class C
10/20/2025	5.880%	2,296,994	2,302,276
Subordinated Series 2019-2 Class C
11/18/2026	4.860%	31,000,000	31,259,966
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-4A Class E
10/15/2027	3.510%	3,320,000	3,295,051
Subordinated Series 2021-1A Class E
01/18/2028	3.140%	7,000,000	6,830,551
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class E
05/15/2028	2.870%	12,410,000	11,881,191
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	2,264,944	2,284,483
Series 2019-2 Class A
08/15/2025	4.000%	1,548,238	1,557,529
Series 2019-3 Class A
10/15/2025	3.750%	3,778,492	3,796,861
Series 2019-5 Class A
12/15/2045	3.750%	4,909,602	4,925,992
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-7 Class A
01/15/2027	3.750%	1,840,702	1,840,882
Series 2019-8 Class A
12/15/2045	3.750%	1,603,875	1,605,178
Series 2020-1 Class A
01/16/2046	3.500%	1,060,476	1,062,706
Series 2020-T1 Class A
02/15/2046	3.500%	2,644,306	2,633,283
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-2 Class R
02/15/2046	0.000%	865,000	4,325,000
Series 2020-JPSL Class R
02/15/2025	0.000%	340,000	8,778,800
Lendingpoint Asset Securitization Trust(a)
Subordinated Series 2019-2 Class C
11/10/2025	4.660%	2,096,925	2,099,308
Subordinated Series 2022-A Class D
06/15/2029	4.540%	24,410,000	24,244,554
LendingPoint Asset Securitization Trust(a)
Series 2020-1 Class C
02/10/2026	4.143%	1,817,693	1,820,094
Subordinated Series 2021-A Class C
12/15/2028	2.750%	12,000,000	11,749,364
LendingPoint Asset Securitization Trust(a),(c),(e)
Subordinated Series 2021-1 Class C
04/15/2027	4.935%	14,564,000	14,591,307
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	15,712,000	15,672,720
LP LMS Asset Securitization Trust(a),(c),(e)
Series 2021-2A Class A
01/15/2029	1.750%	14,332,465	14,269,760
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	6,882,000	6,834,686
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class E
3-month USD LIBOR + 7.460% Floor 7.460% 01/19/2034	7.584%	5,200,000	5,204,462
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.741%	3,700,000	3,638,861
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	1,000,000	983,571
Subordinated Series 2018-4A Class C
12/15/2028	4.910%	4,800,590	4,806,310

2	Columbia Mortgage Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Resecuritization Pass-Through Trust(a),(e),(f)
Series 2018-SC1 Class R
09/18/2023	0.000%	950,000	2,698,000
Octagon 54 Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2034	6.491%	12,500,000	12,092,175
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 07/20/2034	6.614%	7,000,000	6,756,099
Octagon Investment Partners 47 Ltd.(a),(b)
Series 2020-1A Class ER
3-month USD LIBOR + 6.250% Floor 6.250% 07/20/2034	6.504%	15,250,000	14,504,260
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.509%	2,000,000	1,906,176
OZLM XVII Ltd.(a),(b)
Series 2017-17A Class D
3-month USD LIBOR + 5.990% 07/20/2030	6.244%	3,750,000	3,442,894
Pagaya AI Debt Selection Trust(a),(e)
Series 2019-1 Class B
06/15/2026	5.499%	8,097,852	8,171,239
Series 2020-2 Class NOTE
12/15/2027	7.500%	2,997,991	2,998,928
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class B
11/16/2026	5.625%	9,900,000	9,973,961
Series 2021-2 Class NOTE
01/25/2029	3.000%	26,260,170	25,888,352
Series 2021-5 Class A
08/15/2029	1.530%	18,720,623	18,568,147
Subordinated Series 2019-2 Class A2B
09/15/2026	3.929%	4,016,809	4,012,347
Subordinated Series 2021-1 Class C
11/15/2027	4.090%	13,994,231	13,697,360
Subordinated Series 2021-3 Class C
05/15/2029	3.270%	16,300,000	15,836,676
Subordinated Series 2021-5 Class C
08/15/2029	3.930%	23,000,000	22,600,840
Pagaya AI Debt Selection Trust(a),(d),(e)
Series 2020-3 Class CERT
05/17/2027	0.000%	23,803,550	11,839,433
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-1 Class CERT
11/15/2027	0.000%	16,424,569	20,273,174
Subordinated Series 2021-3 Class
05/15/2029	0.000%	12,925,852	19,734,299
Subordinated Series 2021-5 Class
08/15/2029	0.000%	12,321,273	19,037,377
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class C
10/15/2029	4.888%	7,850,000	7,640,073
Pagaya AI Debt Trust(a),(d),(e)
Subordinated Series 2022-1 Class CERT
10/15/2029	0.000%	14,498,590	22,499,999
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month USD LIBOR + 7.050% Floor 7.050% 11/25/2028	7.548%	7,000,000	6,930,994
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	3,907,803	3,908,516
Prosper Pass-Through Trust(a),(e)
Series 2019-ST2 Class A
11/15/2025	3.750%	2,121,263	2,131,870
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class D
3-month USD LIBOR + 5.850% 04/15/2030	6.091%	5,000,000	4,802,775
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	14,899,275	14,598,149
RR 1 LLC(a),(b)
Series 2017-1A Class D1B
3-month USD LIBOR + 6.350% Floor 6.350% 07/15/2035	6.591%	6,500,000	6,363,000
RR 16 Ltd.(a),(b)
Series 2021-16A Class D
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2036	6.491%	14,000,000	13,745,816
SoFi Consumer Loan Program LLC(a),(c),(d),(e)
Series 2016-2 Class R
10/27/2025	0.000%	379,888	6,686,029
SoFi Consumer Loan Program LLC(a),(d),(e)
Series 2016-4 Class R
11/25/2025	0.000%	900,000	9,988,027
Theorem Funding Trust(a)
Series 2020-1A Class C
10/15/2026	6.250%	15,750,000	16,052,090

Columbia Mortgage Opportunities Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upgrade Receivables Trust(a)
Subordinated Series 2019-2A Class C
10/15/2025	4.450%	73,191	73,254
Upstart Pass-Through Trust(a),(e)
Series 2020-ST4 Class A
11/20/2026	3.250%	4,359,591	4,359,591
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	3,850,880	3,831,012
Series 2021-ST2 Class A
04/20/2027	2.500%	2,422,760	2,413,117
Series 2021-ST7 Class A
09/20/2029	1.850%	6,144,891	6,025,225
Upstart Securitization Trust(a)
Series 2021-1 Class C
03/20/2031	4.060%	2,500,000	2,477,927
Series 2021-2 Class C
06/20/2031	3.610%	7,650,000	7,488,086
Subordinated Series 2020-3 Class B
11/20/2030	3.014%	3,000,000	3,011,455
Subordinated Series 2021-3 Class C
07/20/2031	3.280%	22,551,000	21,989,514
Subordinated Series 2021-4 Class C
09/20/2031	3.190%	13,800,000	13,333,172
Subordinated Series 2021-5 Class C
11/20/2031	4.150%	8,800,000	8,593,656
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	2,375,000	2,317,321
Wellman Park CLO Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2034	6.378%	10,000,000	9,817,290
Westlake Automobile Receivables Trust(a)
Series 2020-3A Class E
06/15/2026	3.340%	10,650,000	10,615,148
Total Asset-Backed Securities — Non-Agency (Cost $976,920,937)			938,086,191

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(g),(h)
Series 2017-30 Class IO
08/16/2058	0.541%	37,988,634	1,214,242
Series 2019-102 Class IB
03/16/2060	0.827%	12,941,966	857,480
Series 2020-19 Class IO
12/16/2061	0.728%	19,999,800	1,238,774
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-3 Class IO
02/16/2062	0.638%	19,882,619	1,144,429
Total Commercial Mortgage-Backed Securities - Agency (Cost $12,791,560)			4,454,925

Commercial Mortgage-Backed Securities - Non-Agency 7.4%

BAMLL Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.534%	4,500,000	3,837,340
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.141%	5,400,000	5,141,576
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.731%	1,165,000	1,112,432
Series 2019-DPLO Class G
1-month USD LIBOR + 3.190% Floor 3.190% 10/15/2034	3.381%	6,853,000	6,661,872
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.592%	11,000,000	10,571,400
BX Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MFM1 Class G
1-month USD LIBOR + 3.900% Floor 3.900% 01/15/2034	4.091%	650,000	635,605
BX Trust(a),(b)
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	3.111%	13,517,000	13,043,783
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	4,550,000	4,073,894
BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.776%	21,000,000	16,219,884
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.191%	5,803,000	5,773,985

4	Columbia Mortgage Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.912%	19,575,000	19,134,296
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.608%	12,900,000	12,545,032
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.492% Floor 3.333% 11/15/2023	3.684%	8,207,971	8,146,380
COMM Mortgage Trust(a),(g)
Series 2020-CBM Class F
02/10/2037	3.633%	17,650,000	16,100,784
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	3.932%	35,457,000	35,257,781
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	5,340,000	4,814,642
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	24,275,000	20,964,800
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	20,650,000	15,576,192
CSMC Trust(a),(g)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.283%	5,200,000	4,432,960
Extended Stay America Trust(a),(b)
Series 2021-ESH Class F
1-month USD LIBOR + 3.700% Floor 3.700% 07/15/2038	3.806%	16,100,907	15,859,490
Hilton USA Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	12,500,000	11,621,498
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	8,320,000	8,316,779
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	21,800,000	21,685,951
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	2,808,600	2,691,362
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2021-HTL5 Class E
1-month USD LIBOR + 3.515% Floor 3.515% 11/15/2038	3.622%	9,350,000	9,162,873
Subordinated Series 2021-HTL5 Class F
1-month USD LIBOR + 4.265% Floor 4.265% 11/15/2038	4.372%	7,450,000	7,282,275
Morgan Stanley Capital I Trust(a),(g)
Series 2019-MEAD Class E
11/10/2036	3.177%	5,500,000	5,146,544
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	5,975,000	5,899,128
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	10,000,000	9,931,625
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	8,000,000	7,948,572
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class E
1-month USD LIBOR + 2.740% Floor 2.740%, Cap 4.500% 02/15/2037	2.931%	6,000,000	5,669,912
Series 2021-FCMT Class E
1-month USD LIBOR + 4.500% Floor 4.500% 05/15/2031	4.691%	21,600,000	21,275,829
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $342,191,536)			336,536,476

Residential Mortgage-Backed Securities - Agency(i) 22.4%

Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 2013-101 Class HS
-1.0 x 1-month USD LIBOR + 6.500% Cap 6.500% 10/25/2043	6.313%	13,852,292	2,714,520
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	5.709%	3,683,650	584,137
CMO Series 4093 Class SD
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 01/15/2038	6.509%	859,061	4,921

Columbia Mortgage Opportunities Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	5.859%	1,008,030	228,069
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	5.709%	1,234,416	237,267
CMO Series 4704 Class SK
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/15/2047	5.959%	11,849,110	2,134,820
CMO Series 4826 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/15/2048	6.009%	11,454,331	2,289,892
CMO Series 4926 Class ST
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 01/15/2040	5.889%	9,351,878	1,659,323
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.893%	11,154,458	2,582,839
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.863%	20,695,990	5,087,782
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.779%	2,494,295	464,514
Federal Home Loan Mortgage Corp.(h)
CMO Series 4215 Class IL
07/15/2041	3.500%	443,215	20,796
CMO Series 5034 Class JI
11/25/2050	2.500%	64,684,393	10,502,158
CMO Series 5040 Class IH
11/25/2050	3.500%	15,096,214	2,832,232
CMO Series 5083 Class NI
12/25/2040	4.500%	14,426,431	2,841,646
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	2,226,818	282,589
Residential Mortgage-Backed Securities - Agency(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(g),(h)
CMO Series 4620 Class AS
-1.0 x 1-month USD LIBOR + 0.440% 11/15/2042	1.576%	1,734,488	93,399
Federal Home Loan Mortgage Corp. REMICS(b),(h)
CMO Series 4606 Class SL
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 12/15/2044	5.809%	60,521,665	10,402,464
CMO Series 5119 Class QS
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 06/25/2051	6.250%	42,977,149	11,262,119
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5059 Class BI
01/25/2051	2.500%	46,694,400	7,807,771
CMO Series 5105 Class GI
11/25/2045	2.500%	89,396,901	10,905,528
CMO Series 5105 Class ID
05/25/2051	3.000%	42,072,872	8,106,656
CMO Series 5105 Class JI
03/25/2045	3.000%	28,839,374	3,150,635
CMO Series 5125 Class IT
09/25/2048	2.500%	88,605,870	11,830,656
Federal National Mortgage Association
01/01/2052	2.500%	130,718,459	129,120,153
Federal National Mortgage Association(h)
CMO Series 2012-152 Class EI
07/25/2031	3.000%	3,327,476	154,502
CMO Series 2021-3 Class TI
02/25/2051	2.500%	55,595,860	9,811,441
CMO Series 2021-4 Class IO
02/25/2051	2.500%	46,057,527	7,460,246
Federal National Mortgage Association(b),(h)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.713%	2,650,596	515,463
CMO Series 2013-97 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2032	5.992%	524,362	33,537

6	Columbia Mortgage Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	5.963%	1,465,530	276,394
CMO Series 2015-27 Class AS
-1.0 x 1-month USD LIBOR + 5.650% Cap 5.650% 05/25/2045	5.463%	11,658,331	2,172,828
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.813%	1,636,014	267,859
CMO Series 2017-50 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/25/2047	5.913%	9,895,944	1,963,537
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	2.750%	24,961,174	2,681,237
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	5.963%	10,707,987	1,982,076
CMO Series 2020-38 Class SE
1-month USD LIBOR + 6.050% 06/25/2050	5.863%	8,514,276	1,544,049
CMO Series 2020-38 Class WS
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 06/25/2050	4.813%	25,563,776	4,246,654
Federal National Mortgage Association REMICS(h)
CMO Series 2021-22 Class LI
04/25/2051	3.000%	41,235,531	7,062,170
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	5.499%	20,550,000	19,124,140
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	6,214,616	598,571
CMO Series 2018-78 Class GI
04/20/2048	4.000%	11,189,068	1,293,331
Residential Mortgage-Backed Securities - Agency(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-129 Class AI
10/20/2049	3.500%	32,415,689	4,068,406
CMO Series 2020-104 Class IY
07/20/2050	3.000%	40,148,956	5,721,616
CMO Series 2020-129 Class GI
09/20/2050	3.000%	20,348,944	3,023,178
CMO Series 2020-129 Class YI
09/20/2050	2.500%	25,595,185	3,380,515
CMO Series 2020-138 Class JI
09/20/2050	2.500%	37,891,457	5,192,770
CMO Series 2020-148 Class AI
10/20/2050	2.500%	113,658,582	14,094,528
CMO Series 2020-160 Class DI
10/20/2050	2.500%	21,531,738	2,783,931
CMO Series 2020-160 Class HI
10/20/2050	2.500%	17,216,782	2,382,116
CMO Series 2020-160 Class IA
10/20/2050	2.500%	44,888,023	6,406,320
CMO Series 2020-160 Class ID
10/20/2050	2.500%	17,487,703	2,275,426
CMO Series 2020-162 Class EI
10/20/2050	2.500%	17,085,255	2,220,636
CMO Series 2020-164 Class CI
11/20/2050	3.000%	22,563,057	3,275,262
CMO Series 2020-173 Class MI
11/20/2050	2.500%	43,196,609	5,763,927
CMO Series 2020-175 Class KI
11/20/2050	2.500%	80,382,762	11,638,789
CMO Series 2020-181 Class AI
12/20/2050	2.500%	34,171,296	4,764,364
CMO Series 2020-181 Class BI
12/20/2050	2.500%	54,431,906	6,897,459
CMO Series 2020-185 Class KI
12/20/2050	2.500%	43,723,142	5,755,356
CMO Series 2020-187 Class AI
12/20/2050	2.500%	52,533,344	6,668,866
CMO Series 2020-188 Class KI
12/20/2050	2.500%	60,187,059	8,307,686
CMO Series 2020-188 Class WI
12/20/2050	2.500%	36,349,402	4,771,081
CMO Series 2020-191 Class UC
12/20/2050	4.000%	25,952,341	4,097,080
CMO Series 2020-191 Class UD
12/20/2050	4.000%	36,488,330	5,782,922
CMO Series 2020-191 Class UM
12/20/2050	3.500%	31,675,907	6,279,821

Columbia Mortgage Opportunities Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-85 Class MI
06/20/2050	3.500%	14,436,435	3,418,634
CMO Series 2021-1 Class IT
01/20/2051	3.000%	37,032,455	4,792,744
CMO Series 2021-107 Class IW
06/20/2051	3.500%	47,003,336	7,311,200
CMO Series 2021-158 Class IO
09/20/2051	3.000%	33,772,461	5,025,565
CMO Series 2021-158 Class VI
09/20/2051	3.000%	38,136,035	5,904,923
CMO Series 2021-160 Class CI
09/20/2051	2.500%	77,080,761	11,154,396
CMO Series 2021-160 Class IA
09/20/2051	3.000%	28,754,867	4,236,345
CMO Series 2021-160 Class XI
09/20/2051	3.000%	48,743,308	7,017,720
CMO Series 2021-161 Class UI
09/20/2051	3.000%	51,126,546	7,545,021
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	9,098,128	1,368,982
CMO Series 2021-188 Class IN
10/20/2051	2.500%	45,518,412	7,184,858
CMO Series 2021-24 Class MI
02/20/2051	3.000%	21,814,257	3,098,726
CMO Series 2021-24 Class PI
01/20/2051	2.500%	23,564,647	2,948,578
CMO Series 2021-29 Class GI
02/20/2051	3.000%	33,035,398	4,386,328
CMO Series 2021-29 Class HI
02/20/2051	3.500%	26,000,146	3,980,188
CMO Series 2021-44 Class CI
03/20/2051	3.000%	32,611,432	4,459,362
CMO Series 2021-44 Class MI
03/20/2051	3.000%	20,422,601	2,728,355
CMO Series 2021-49 Class WI
05/20/2048	2.500%	22,821,769	2,290,039
CMO Series 2021-58 Class IA
04/20/2051	3.500%	18,372,459	2,597,157
CMO Series 2021-7 Class IT
01/16/2051	3.000%	32,314,200	6,760,292
CMO Series 2021-7 Class QI
01/20/2051	2.500%	52,735,964	7,180,956
CMO Series 2021-9 Class MI
01/20/2051	2.500%	45,744,726	5,656,239
CMO Series 2021-96 Class VI
06/20/2051	2.500%	66,179,861	8,926,843
Residential Mortgage-Backed Securities - Agency(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-97 Class IN
08/20/2049	2.500%	77,828,880	8,794,687
Government National Mortgage Association(b),(h)
CMO Series 2014-6 Class SJ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2044	5.938%	11,896,498	2,556,523
CMO Series 2017-163 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.038%	13,655,282	2,214,547
CMO Series 2018-124 Class SG
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	6.038%	11,978,483	2,001,403
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	5.988%	10,909,798	1,685,868
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	6.038%	8,251,109	1,279,474
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	6.038%	10,657,346	2,177,037
CMO Series 2018-63 Class SH
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	6.038%	10,421,112	1,532,194
CMO Series 2018-78 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.038%	9,217,937	1,793,297
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.038%	8,399,190	1,301,203

8	Columbia Mortgage Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-103 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/20/2049	5.888%	19,631,579	3,790,528
CMO Series 2019-120 Class SA
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	3.238%	25,744,800	2,091,737
CMO Series 2019-43 Class NS
-1.0 x 1-month USD LIBOR + 3.270% Cap 3.270% 04/20/2049	3.108%	20,385,110	1,209,186
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	6.038%	13,820,907	2,197,874
CMO Series 2020-148 Class SA
-1.0 x 1-month USD LIBOR + 6.300% 10/20/2050	6.138%	24,433,042	5,139,664
CMO Series 2020-175 Class NS
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 11/20/2050	6.138%	30,182,204	6,632,974
CMO Series 2020-187 Class SE
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	6.138%	23,377,976	4,648,343
CMO Series 2020-62 Class SK
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	5.988%	12,190,308	2,425,665
CMO Series 2021-122 Class SB
-1.0 x 30-day Average SOFR + 2.600% Cap 2.600% 07/20/2051	2.552%	119,184,671	6,587,051
CMO Series 2021-156 Class SA
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	6.138%	58,725,430	12,296,582
Residential Mortgage-Backed Securities - Agency(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	2.602%	92,808,104	5,366,703
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	1.652%	337,763,004	7,672,624
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	3.202%	55,146,349	4,319,106
Government National Mortgage Association TBA(j)
03/21/2052	2.500%	395,000,000	394,709,497
Total Residential Mortgage-Backed Securities - Agency (Cost $1,023,724,910)			1,018,284,194

Residential Mortgage-Backed Securities - Non-Agency 46.7%

510 Asset Backed Trust(a),(g)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	4,301,774	4,209,993
Ajax Mortgage Loan Trust(a),(g)
CMO Series 2021-B Class A
06/25/2066	2.239%	12,269,090	11,977,043
CMO Series 2021-C Class A
01/25/2061	2.115%	7,988,899	7,904,462
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	5,000,000	5,014,317
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	6,781,492	6,622,364
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2018-3 Class M2
09/25/2048	4.721%	11,091,000	11,063,273
CMO Series 2019-1 Class B1
11/25/2048	5.400%	7,000,000	6,992,626
Subordinated CMO Series 2019-2 Class B1
03/25/2049	5.016%	5,000,000	4,987,000
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	4,800,000	4,734,516
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	3.537%	1,572,892	1,580,670
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.937%	3,755,035	3,721,250

Columbia Mortgage Opportunities Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.787%	10,189,920	10,181,002
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.687%	1,500,000	1,483,169
CMO Series 2020-2A Class M1C
1-month USD LIBOR + 4.000% Floor 4.000% 08/26/2030	4.187%	2,906,403	2,932,641
CMO Series 2020-2A Class M2
1-month USD LIBOR + 6.000% Floor 6.000% 08/26/2030	6.108%	11,550,000	12,062,160
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	4.958%	6,750,000	7,004,127
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	3.787%	14,651,565	14,718,899
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	2.960%	7,300,000	7,408,544
CMO Series 2021-1A Class M2
30-day Average SOFR + 4.850% Floor 4.850% 03/25/2031	4.860%	18,000,000	18,711,916
CMO Series 2021-2A Class M1C
30-day Average SOFR + 1.850% Floor 1.850% 06/25/2031	1.860%	9,465,000	9,461,188
CMO Series 2021-2A Class M2
30-day Average SOFR + 2.900% Floor 2.900% 06/25/2031	2.910%	15,250,000	14,575,618
Subordinated CMO Series 2018-1A Class B1
1-month USD LIBOR + 4.250% 04/25/2028	4.339%	5,440,000	5,388,299
Subordinated CMO Series 2019-4A Class B1
1-month USD LIBOR + 3.850% Floor 3.850% 10/25/2029	4.037%	5,189,000	5,064,428
Subordinated CMO Series 2020-4A Class B1
1-month USD LIBOR + 5.000% Floor 5.000% 06/25/2030	5.187%	4,000,000	4,031,752
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-1A Class B1
30-day Average SOFR + 6.750% Floor 6.750% 03/25/2031	6.760%	3,750,000	3,906,480
Subordinated CMO Series 2021-2A Class B1
30-day Average SOFR + 4.150% Floor 4.150% 06/25/2031	4.160%	2,800,000	2,724,803
BRAVO Residential Funding Trust(a),(g)
CMO Series 2019-NQM2 Class B1
11/25/2059	3.954%	8,550,000	8,361,642
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	2,200,000	2,216,908
CMO Series 2020-NQM1 Class B2
05/25/2060	4.080%	2,800,000	2,793,620
CMO Series 2021-B Class A1
04/01/2069	2.115%	9,549,676	9,404,030
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,950,000	2,864,741
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	4,100,000	3,983,341
BRAVO Residential Funding Trust(a),(b)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	2.418%	6,000,000	5,971,277
Subordinated CMO Series 2021-HE1 Class B1
30-day Average SOFR + 2.500% 01/25/2070	2.549%	6,708,000	6,665,919
Subordinated CMO Series 2021-HE1 Class B2
30-day Average SOFR + 3.000% 01/25/2070	3.049%	4,129,000	4,020,345
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	3.418%	6,570,000	6,517,474
BVRT Financing Trust(a),(b),(e)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	4.077%	4,273,054	4,294,419
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	2.538%	17,501,566	17,545,319
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	2.950%	40,000,000	40,000,000
CMO Series 2021-CRT2 Class M3
1-month USD LIBOR + 2.750% 11/10/2032	2.876%	16,056,342	15,996,131

10	Columbia Mortgage Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-CRT3 Class B1
30-day Average SOFR + 4.300% Floor 4.300% 01/10/2031	4.338%	15,200,000	15,200,000
CMO Series 2021-CRT3 Class M3
30-day Average SOFR + 3.150% Floor 3.150% 01/10/2031	3.188%	5,122,419	5,122,419
CMO Series 2021-CRT3 Class M4
30-day Average SOFR + 3.800% Floor 3.800% 01/10/2031	3.838%	3,400,000	3,400,000
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M3
30-day Average SOFR + 2.800% Floor 2.800% 03/15/2038	2.838%	12,700,000	12,702,611
BVRT Financing Trust(a),(b),(c),(e)
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.345%	5,001,856	5,001,856
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.589%	16,250,000	16,392,187
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.937%	10,131,000	10,123,147
CMO Series 2018-GT1 Class B
1-month USD LIBOR + 3.500% 05/25/2023	3.687%	4,350,000	4,326,315
CIM Trust(a),(g)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	19,195,566	19,161,849
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	32,100,938	31,544,324
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	8,419,881	8,200,332
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2019-C Class A2
09/25/2059	5.000%	12,000,000	12,001,457
CMO Series 2019-IMC1 Class M1
07/25/2049	3.170%	5,000,000	4,846,735
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	1,463,000	1,469,776
CMO Series 2021-3 Class A3
09/27/2066	1.419%	9,101,637	8,899,472
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-2 Class B1
03/25/2065	5.250%	3,716,000	3,757,485
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	5,969,000	5,730,448
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	2,502,000	2,420,948
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class B1
1-month USD LIBOR + 9.250% 11/25/2039	9.437%	13,000,000	13,257,746
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.337%	14,407,050	14,349,250
Subordinated CMO Series 2018-R07 Class 1B1
1-month USD LIBOR + 4.350% 04/25/2031	4.537%	6,550,000	6,680,393
Subordinated CMO Series 2019-R01 Class 2B1
1-month USD LIBOR + 4.350% Floor 4.350% 07/25/2031	4.537%	15,320,775	15,494,438
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	5.549%	16,909,000	15,299,453
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	6.049%	49,550,000	45,196,780
Subordinated CMO Series 2022-R02 Class 2B2
30-day Average SOFR + 7.650% 01/25/2042	7.699%	37,400,000	36,313,638
CSMC Trust(a),(g)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	8,949,467	8,797,656
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2020-2 Class B2
05/25/2065	5.860%	4,673,000	4,733,358
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M2
1-month USD LIBOR + 3.300% 04/25/2029	3.408%	21,000,000	21,020,412
CMO Series 2021-1 Class M2
30-day Average SOFR + 4.450% Floor 4.450% 10/25/2033	4.460%	17,000,000	17,403,672
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	1.908%	11,000,000	10,712,018

Columbia Mortgage Opportunities Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	2.787%	32,310,542	32,594,500
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	6.249%	15,900,000	14,863,878
FMC GMSR Issuer Trust(a),(g)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	9,050,000	9,039,392
Freddie Mac STACR(a),(b)
Subordinated CMO Series 2019-HQA3 Class B1
1-month USD LIBOR + 3.000% 09/25/2049	3.187%	19,309,209	18,920,526
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-HQA3 Class M2
1-month USD LIBOR + 3.600% 07/25/2050	3.787%	2,042,926	2,050,418
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.187%	11,300,000	11,859,743
Subordinated CMO Series 2020-DNA5 Class B1
30-day Average SOFR + 4.800% 10/25/2050	4.850%	11,200,000	11,631,876
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	5.699%	15,500,000	14,718,781
Subordinated CMO Series 2020-HQA1 Class B1
1-month USD LIBOR + 2.350% 01/25/2050	2.537%	28,457,336	28,210,816
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.937%	8,000,000	8,254,777
Subordinated CMO Series 2020-HQA4 Class B1
1-month USD LIBOR + 5.250% 09/25/2050	5.437%	16,600,000	17,082,150
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	4.799%	18,450,000	16,296,261
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	5.549%	46,650,000	42,222,906
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	7.550%	18,200,000	17,198,299
Subordinated CMO Series 2021-HQA4 Class B2
30-day Average SOFR + 7.000% 12/25/2041	7.049%	14,000,000	12,831,827
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-DNA1 Class B2
30-day Average SOFR + 7.100% 01/25/2042	7.149%	23,350,000	21,382,057
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-FTR2 Class M2
1-month USD LIBOR + 2.150% 11/25/2048	2.337%	16,207,503	15,867,539
Subordinated CMO Series 2019-HQA2 Class B1
1-month USD LIBOR + 4.100% 04/25/2049	4.287%	20,000,000	19,999,978
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN1 Class M3
1-month USD LIBOR + 4.500% 02/25/2024	4.687%	4,797,059	4,915,760
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.649%	10,622,508	10,700,800
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	5.287%	10,500,000	10,843,231
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.049%	6,750,000	6,716,401
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	7.449%	14,200,000	15,344,936
Subordinated CMO Series 2021-DNA2 Class B2
30-day Average SOFR + 6.000% 08/25/2033	6.049%	7,000,000	6,562,771
Subordinated CMO Series 2021-DNA7 Class B2
30-day Average SOFR + 7.800% 11/25/2041	7.850%	35,500,000	33,944,766
Freddie Mac Structured Agency Credit Risk Debt Notes(a)
Subordinated CMO Series 2022-DNA2 Class B2
02/25/2042	8.549%	39,000,000	38,057,678
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	5,650,000	5,638,319
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-1 Class M2
1-month USD LIBOR + 3.900% Floor 3.900% 08/25/2033	4.087%	3,750,000	3,736,701
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	2.949%	29,500,000	29,370,861

12	Columbia Mortgage Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	4.999%	7,500,000	7,441,510
Glebe Funding Trust (The)(a),(e)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	37,089,984	37,089,984
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	3.187%	9,924,593	9,879,828
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	4.337%	4,000,000	4,043,351
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.437%	8,800,000	9,059,655
Homeward Opportunities Fund I Trust(a),(g)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	3,750,000	3,765,851
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2020-BPL1 Class A2
08/25/2025	5.438%	5,974,149	6,064,411
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.184%	7,384,000	6,719,306
Loan Revolving Advance Investment Trust(a),(b),(c),(e)
CMO Series 2021-1 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 12/31/2022	2.837%	6,630,132	6,635,812
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	2.840%	40,000,000	40,021,120
MFA Trust(a),(g)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	3,500,000	3,420,180
Subordinated CMO Series 2020-NQM3 Class B1
01/26/2065	3.661%	6,250,000	6,081,622
Mortgage Acquisition Trust I LLC(a),(e)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	24,062,868	24,123,025
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	1.858%	3,050,000	2,950,556
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2019-1 Class B1
1-month USD LIBOR + 4.150% Floor 4.150% 11/26/2029	4.337%	6,000,000	5,931,600
MRA Issuance Trust(a),(b)
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	30,000,000	30,000,671
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.317%	5,316,802	260,053
New York Mortgage Trust(a),(g)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	12,080,000	11,971,766
CMO Series 2021-BPL1 Class A2
05/25/2026	2.981%	5,000,000	4,999,972
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	4,728,336	4,691,174
Oaktown Re II Ltd.(a),(b)
Subordinated CMO Series 2018-1A Class B1
1-month USD LIBOR + 4.050% 07/25/2028	4.237%	7,323,000	7,378,046
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.137%	9,100,000	9,086,051
CMO Series 2019-1A Class M2
1-month USD LIBOR + 2.550% Floor 2.550% 07/25/2029	2.737%	15,000,000	14,734,030
Oaktown Re Ltd.(a),(b)
Subordinated CMO Series 2017-1A Class B1
1-month USD LIBOR + 5.750% 04/25/2027	5.937%	3,347,000	3,361,620
Subordinated CMO Series 2017-1A Class M2
1-month USD LIBOR + 4.000% 04/25/2027	4.187%	2,116,378	2,111,425
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.437%	9,500,000	9,651,724
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class B1
30-day Average SOFR + 5.500% Floor 5.500% 10/25/2033	5.549%	2,373,000	2,418,398

Columbia Mortgage Opportunities Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	3.999%	6,500,000	6,448,354
OSAT Trust(a),(g)
CMO Series 2021-RPL1 Class A2
05/25/2065	3.967%	5,000,000	4,991,514
PMC PLS ESR Issuer LLC(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	11,790,992	11,735,100
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.108%	6,377,170	6,372,422
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.858%	9,395,498	9,327,353
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-FT1 Class A
1-month USD LIBOR + 2.350% 04/25/2023	2.537%	9,500,000	9,430,933
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.037%	19,379,000	19,390,207
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.837%	47,570,000	47,607,233
Point Securitization Trust(a),(g)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	17,761,874	17,761,859
Preston Ridge Partners Mortgage(a),(g)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	8,008,636	7,870,321
CMO Series 2021-2 Class A2
03/25/2026	3.770%	18,598,000	18,124,019
CMO Series 2021-3 Class A2
04/25/2026	3.720%	7,000,000	6,807,932
CMO Series 2021-4 Class A2
04/25/2026	3.474%	5,350,000	5,124,432
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2020-4 Class A1
10/25/2025	2.610%	7,990,775	7,935,001
CMO Series 2020-6 Class A2
11/25/2025	4.703%	2,300,000	2,243,931
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	8,660,291	8,576,309
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1 Class A2
01/25/2026	3.720%	28,254,000	27,473,167
CMO Series 2021-5 Class A2
06/25/2026	3.721%	16,300,000	15,816,381
Pretium Mortgage Credit Partners(a),(g)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	24,316,746	23,967,035
Pretium Mortgage Credit Partners I LLC(a),(g)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	8,321,191	8,150,752
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2021-NPL6 Class A2
07/25/2051	5.071%	5,600,000	5,516,510
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	9,503,143	9,330,029
Radnor Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 2.700% 03/25/2028	2.887%	5,670,000	5,649,230
CMO Series 2020-2 Class M2
1-month USD LIBOR + 5.600% Floor 5.600% 10/25/2030	5.748%	3,657,452	3,682,239
Subordinated CMO Series 2019-2 Class B1
1-month USD LIBOR + 2.700% Floor 2.700% 06/25/2029	2.887%	3,000,000	3,000,276
Subordinated CMO Series 2021-1 Class B1
30-day Average SOFR + 4.000% Floor 4.000% 12/27/2033	4.049%	4,750,000	4,628,431
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	2.749%	20,500,000	20,232,495
RCO VII Mortgage LLC(a),(g)
CMO Series 2021-1 Class A2
05/25/2026	3.967%	2,000,000	1,952,636
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	6,378,000	6,234,777
Subordinated CMO Series 2020-1 Class B1
02/25/2024	3.946%	3,938,000	3,976,228
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A3
09/25/2050	5.086%	5,835,829	5,859,442

14	Columbia Mortgage Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STACR Trust(a),(b)
Subordinated CMO Series 2018-HRP1 Class B1
1-month USD LIBOR + 3.750% 04/25/2043	3.937%	14,000,000	14,161,626
Stanwich Mortgage Loan Co. LLC(a),(g)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	32,624,448	32,232,514
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,750,000	4,754,526
CMO Series 2021-3 Class A1
06/25/2056	1.127%	6,765,580	6,560,396
Starwood Mortgage Residential Trust(a)
Subordinated CMO Series 2020-INV1 Class B1
11/25/2055	3.257%	3,200,000	3,093,234
Subordinated CMO Series 2020-INV1 Class B2
11/25/2055	4.261%	1,400,000	1,352,191
Stonnington Mortgage Trust(a),(e),(g)
CMO Series 2020-1 Class A
07/28/2024	3.500%	8,706,926	8,706,926
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	858,252	859,836
CMO Series 2021-1 Class A1
06/25/2024	2.240%	21,000,000	20,787,031
Toorak Mortgage Corp., Ltd.(a),(e),(g)
CMO Series 2020-1 Class M1
03/25/2023	5.000%	19,600,000	19,306,000
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2030	4.618%	16,865,000	16,948,045
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.600% Floor 5.600% 10/25/2030	5.718%	8,000,000	8,149,745
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 3.000% Floor 3.000% 08/25/2033	3.187%	3,695,135	3,699,281
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	3.587%	6,550,000	6,577,081
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	4.687%	5,000,000	5,125,977
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-2 Class M2
1-month USD LIBOR + 5.500% Floor 5.500% 10/25/2033	5.687%	10,000,000	10,518,885
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	4.687%	22,926,000	22,903,620
Subordinated CMO Series 2021-2 Class B1
1-month USD LIBOR + 7.500% Floor 7.500% 10/25/2033	7.687%	7,100,000	7,412,649
VCAT Asset Securitization LLC(a),(g)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	3,980,000	3,871,539
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	15,593,633	15,143,409
VCAT LLC(a),(g)
CMO Series 2021-NPL2 Class A2
03/27/2051	4.212%	5,500,000	5,380,591
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	11,706,892	11,573,505
Vericrest Opportunity Loan Transferee XCIV LLC(a),(g)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	13,088,377	12,858,888
Vericrest Opportunity Loan Transferee XCVI LLC(a),(g)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	22,973,533	22,577,885
Vericrest Opportunity Loan Transferee XCVII LLC(a),(g)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	19,263,744	18,916,160
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class B1
04/25/2060	5.750%	1,050,000	1,055,938
Subordinated CMO Series 2020-INV1 Class B2
04/25/2060	6.000%	3,150,000	3,139,830
Verus Securitization Trust(a),(g)
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	8,000,000	8,002,248
Subordinated CMO Series 2019-3 Class B1
07/25/2059	4.043%	4,000,000	4,016,293
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	4,150,000	4,121,201
Subordinated CMO Series 2020-1 Class B1
01/25/2060	3.624%	6,000,000	5,924,833
Subordinated CMO Series 2020-4 Class B1
05/25/2065	5.046%	2,450,000	2,480,837

Columbia Mortgage Opportunities Fund | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-4 Class B2
06/25/2065	5.600%	2,000,000	1,990,092
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	3,800,000	3,558,192
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	3,500,000	3,243,034
Visio Trust(a),(g)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	1,200,000	1,158,776
CMO Series 2019-2 Class M1
11/25/2054	3.260%	1,400,000	1,370,337
Vista Point Securitization Trust(a),(g)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	2,000,000	2,003,434
ZH Trust(a)
Subordinated CMO Series 2021-1 Class B
02/18/2027	3.262%	7,500,000	7,310,441
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $2,142,687,439)			2,121,472,144
Options Purchased Calls 0.0%
Value ($)
(Cost $2,550,000)	236,150

Options Purchased Puts 0.2%

(Cost $4,325,000)	8,062,776

Money Market Funds 9.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(k),(l)	435,092,445	434,961,918
Total Money Market Funds (Cost $434,932,854)		434,961,918
Total Investments in Securities (Cost: $4,940,124,236)		4,862,094,774
Other Assets & Liabilities, Net		(323,125,745)
Net Assets		4,538,969,029

At February 28, 2022, securities and/or cash totaling $128,495,485 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	6,183	06/2022	USD	787,946,063	7,521,335	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	250,000,000	250,000,000	1.00	07/08/2022	2,550,000	236,150

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	250,000,000	250,000,000	1.75	07/15/2022	4,325,000	8,062,776

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(350,000,000)	(350,000,000)	1.50	4/20/2022	(3,500,000)	(531,265)

16	Columbia Mortgage Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(164,000,000)	(164,000,000)	2.20	03/17/2022	(3,066,800)	(243,327)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(183,000,000)	(183,000,000)	1.10	05/03/2022	(777,750)	(2,463,894)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(181,900,000)	(181,900,000)	1.25	05/23/2022	(673,030)	(2,110,568)
2-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(181,900,000)	(181,900,000)	1.25	05/23/2022	(718,505)	(2,110,568)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(181,300,000)	(181,300,000)	1.75	07/05/2022	(1,405,075)	(2,704,144)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(630,000,000)	(630,000,000)	1.80	07/05/2022	(5,197,500)	(8,531,397)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(315,700,000)	(315,700,000)	1.85	07/07/2022	(2,841,300)	(3,922,888)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(400,000,000)	(400,000,000)	2.00	08/03/2022	(3,600,000)	(4,153,680)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(468,000,000)	(468,000,000)	2.10	08/10/2022	(5,616,000)	(4,131,925)
Total							(23,895,960)	(30,372,391)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	820,311	(3,333)	336,755	—	480,223	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	USD	134,250,000	(845,078)	—	—	—	(845,078)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	6.015	USD	10,000,000	(1,171,874)	3,333	—	(2,206,896)	1,038,355	—
Columbia Mortgage Opportunities Fund | Third Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	6.015	USD	10,000,000	(1,171,874)	3,333	—	(1,876,875)	708,334	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	6.015	USD	40,000,000	(4,687,501)	13,334	—	(4,896,766)	222,599	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	6.015	USD	10,000,000	(1,171,874)	3,333	—	(1,218,283)	49,742	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	6.015	USD	25,000,000	(2,929,687)	8,333	—	(2,231,635)	—	(689,719)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	6.015	USD	25,000,000	(2,929,687)	8,333	—	(2,186,733)	—	(734,621)
Markit CMBX North America Index, Series 13 BBB-	Citi	12/16/2072	3.000	Monthly	4.640	USD	20,000,000	(1,962,500)	6,667	—	(1,040,124)	—	(915,709)
Markit CMBX North America Index, Series 13 BBB-	Citi	12/16/2072	3.000	Monthly	4.640	USD	25,000,000	(2,453,125)	8,333	—	(1,258,718)	—	(1,186,074)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	6.015	USD	20,250,000	(2,373,047)	6,750	—	(2,333,847)	—	(32,450)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	6.015	USD	25,000,000	(2,929,687)	8,333	—	(2,621,931)	—	(299,423)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.640	USD	5,600,000	(549,500)	1,867	—	(353,903)	—	(193,730)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.640	USD	10,100,000	(991,063)	3,367	—	(545,893)	—	(441,803)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.015	USD	10,000,000	(1,171,875)	3,333	—	(1,730,651)	562,109	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.756	USD	5,000,000	(410,157)	1,667	—	(747,498)	339,008	—
Markit CMBX North America Index, Series 13 BBB-	JPMorgan	12/16/2072	3.000	Monthly	4.640	USD	5,600,000	(549,500)	1,867	—	(350,495)	—	(197,138)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	26,500,000	(3,105,470)	8,834	—	(5,015,864)	1,919,228	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	20,000,000	(2,343,751)	6,667	—	(3,999,484)	1,662,400	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	14,000,000	(1,640,625)	4,667	—	(3,182,692)	1,546,734	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	12,000,000	(1,406,250)	4,000	—	(2,643,878)	1,241,628	—
18	Columbia Mortgage Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	8,800,000	(1,031,249)	2,933	—	(2,061,952)	1,033,636	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	10,000,000	(1,171,875)	3,333	—	(1,940,615)	772,073	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	13,000,000	(1,523,438)	4,333	—	(2,070,517)	551,412	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	5,000,000	(585,938)	1,667	—	(824,093)	239,822	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	45,000,000	(5,273,438)	15,000	—	(5,209,650)	—	(48,788)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	25,000,000	(2,929,687)	8,333	—	(2,222,166)	—	(699,188)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	25,000,000	(2,929,687)	8,333	—	(2,191,286)	—	(730,068)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.756	USD	20,000,000	(1,640,624)	6,667	—	(3,853,730)	2,219,773	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.756	USD	25,000,000	(2,050,780)	8,333	—	(1,290,913)	—	(751,534)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.739	USD	22,000,000	(2,004,063)	7,333	—	(3,198,503)	1,201,773	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.739	USD	25,000,000	(2,277,344)	8,333	—	(1,439,091)	—	(829,920)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.739	USD	25,000,000	(2,277,344)	8,333	—	(1,384,574)	—	(884,437)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.739	USD	47,000,000	(4,281,409)	15,667	—	(3,080,659)	—	(1,185,083)
Markit CMBX North America Index, Series 13 BBB-	Morgan Stanley	12/16/2072	3.000	Monthly	4.640	USD	18,000,000	(1,766,250)	6,000	—	(1,645,489)	—	(114,761)
Markit CMBX North America Index, Series 13 BBB-	Morgan Stanley	12/16/2072	3.000	Monthly	4.640	USD	8,000,000	(785,000)	2,667	—	(517,456)	—	(264,877)
Markit CMBX North America Index, Series 13 BBB-	Morgan Stanley	12/16/2072	3.000	Monthly	4.640	USD	23,000,000	(2,256,875)	7,667	—	(1,340,468)	—	(908,740)
Markit CMBX North America Index, Series 13 BBB-	Morgan Stanley	12/16/2072	3.000	Monthly	4.640	USD	23,500,000	(2,305,937)	7,833	—	(1,205,908)	—	(1,092,196)
Markit CMBX North America Index, Series 13 BBB-	Morgan Stanley	12/16/2072	3.000	Monthly	4.640	USD	23,500,000	(2,305,937)	7,833	—	(1,182,429)	—	(1,115,675)
Columbia Mortgage Opportunities Fund | Third Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	16.581	USD	2,550,000	(482,110)	850	—	(214,845)	—	(266,415)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	16.581	USD	5,000,000	(945,313)	1,667	—	(276,561)	—	(667,085)
Total								(76,773,345)	239,466	—	(77,593,071)	15,308,626	(14,249,434)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $3,374,649,451, which represents 74.35% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2022.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2022, the total value of these securities amounted to $157,229,277, which represents 3.46% of total net assets.
(d)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of February 28, 2022 and is not reflective of the cash flow payments.
(e)	Valuation based on significant unobservable inputs.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2022.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at February 28, 2022:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
03/14/2052 2.500%	(460,000,000)	03/14/2022	(453,764,844)	(453,821,850)

(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	222,330,251	2,029,409,380	(1,816,797,407)	19,694	434,961,918	(47,039)	158,043	435,092,445
20	Columbia Mortgage Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2022 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mortgage Opportunities Fund | Third Quarter Report 2022	21

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT251_05_M01_(04/22)